Fair value measurement	12 Months Ended
Dec. 31, 2016
Fair value measurement
Fair value measurement

16    Fair value measurement

The Company’s time deposits, held-to-maturity security and non-financial assets, such as property and equipment, intangible assets were measured at fair value, only if they were determined to be impaired on an other than temporary basis.

The following table sets forth financial instruments, measured at fair value by level within the fair value hierarchy, as of December 31, 2016:

	Fair value measurements at reporting date using
	As of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Time deposit	372,150	—	372,150	—
Held-to-maturity security	6,943	—	—	6,943

Total	379,093	—	372,150	6,943

The following table sets forth financial instruments, measured at fair value by level within the fair value hierarchy, as of December 31, 2015 (in thousands):

	Fair value measurements at reporting date using
	As of December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Time deposit	167,078	—	167,078	—

Total	167,078	—	167,078	—

Time deposit

Time deposits placed with banks have an original maturity over three months. The fair value of time deposits is determined based on the prevailing interest rates in the market, which are also the interest rates as stated in the contracts with the banks. The Company classifies the valuation techniques that use the prevailing interest rates input as Level 2 of fair value measurements. This is because there generally are no quoted prices in active markets for identical time deposits at the reporting date. Hence, in order to determine the fair value, the Company must use observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Held-to-maturity security

The held-to-maturity security is valued using discounted cashflow method. The Company classifies the valuation technique as Level 3 of fair value measurements, because it involves unobservable inputs with little market activity and management’s estimates, including expected future cashflow, discount rate and etc.